Loss from and on Sale of Discontinued Operation, Net of Income Tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 23, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss from and on Sale of Discontinued Operation, Net of Income Tax [Line Items]
Cash consideration	$ 12,000
Net of income tax discontinued				$ (5,056)
Net of income tax				(235)
Discontinued Operations [Member]
Loss from and on Sale of Discontinued Operation, Net of Income Tax [Line Items]
Net of income tax discontinued				11,115
Net of income tax				$ 6,059